Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AFL CIO HOUSING INVESTMENT TRUST
Entity Central Index Key	0000225030
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
AFL CIO HOUSING INVESTMENT TRUST [Member]
Shareholder Report [Line Items]
Fund Name	AFL-CIO Housing Investment Trust
Class Name	AFL-CIO Housing Investment Trust
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual report contains important information about the AFL-CIO Housing Investment Trust (the “HIT”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the HIT at aflcio-hit.com/shareholder-reports/. You can also request this information by contacting us at 1-202-331-8055 or IR@aflcio-hit.com.
Additional Information Phone Number	1-202-331-8055
Additional Information Email	IR@aflcio-hit.com
Additional Information Website	aflcio-hit.com/shareholder-reports/
Expenses [Text Block]

WHAT WERE THE HIT’S COSTS FOR THE PAST TWELVE MONTHS?

BASED ON A HYPOTHETICAL $10,000 INVESTMENT

The below table explains the costs that Participants would have paid within the reporting period.

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
AFL-CIO Housing Investment Trust	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

HOW DID THE HIT PERFORM DURING THE REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?

In 2025, the HIT delivered a strong absolute return, generating 7.54% gross of fees and 7.20% net of fees. Over the same period, the Bloomberg U.S. Aggregate Bond Index (the “Benchmark”) returned 7.30%. Performance benefited from declining interest rates and tightening asset spreads, which supported positive total returns across investment-grade fixed income markets. As of December 31, 2025, the HIT maintained an attractive income profile, with a yield-to-worst of 4.81%—approximately 46 basis points above the Bloomberg Aggregate—while continuing to emphasize high-quality credit.

CONTRIBUTORS	DETRACTORS

HIT’s overweight to agency-insured multifamily mortgage-backed securities (MBS), as spreads tightened to Treasuries	HIT’s underweight to agency-insured, fixed-rate single family MBS, the best performing asset class in the Benchmark on an excess return basis

HIT’s coupon advantage relative to the Benchmark	HIT’s structural underweight to corporate bonds, the second-best performing asset class in the Benchmark on an excess return basis

HIT’s underweight to Treasuries, the worst performing asset class in the Benchmark on an excess return basis

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]

FUND PERFORMANCE

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the HIT. It assumes a $50,000 initial investment at the beginning of the first fiscal year in the Benchmark.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS
	1 YEAR	5 YEAR	10 YEAR
HIT Net	7.20%	-0.26%	1.76%
Bloomberg Aggregate*	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deductions of taxes that a Participant would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit aflcio-hit.com/investors/ for the most recent performance information.
Net Assets	$ 7,319,572,612
Holdings Count | Holdings	874
Investment Company, Portfolio Turnover	23.90%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

HIT’s Net Assets	$7,319,572,612
Total Number of Portfolio Holdings	874
Portfolio Turnover Rate	23.9%
Ratio of Net Investment Income to Average Net Assets	3.7%
Effective Duration	5.89%
Current Yield	4.17%
Yield-to-Worst[1]	4.81%
Advisory Fee Paid	N/A

[1]	Yield-to-Worst is a measure of the lowest possible yield that can be received on a bond that fully operates within the terms of its contract without defaulting. It does not represent the performance yield. It is calculated by using the lower of either the yield to maturity or the yield to call on every possible call date.

Holdings [Text Block]

FUND HOLDINGS

The graphs below show the investment makeup of HIT on 12/31/25. Portfolio holdings are subject to change.[2]

[2]	Based on value of total investment and includes unfunded commitments but does not include U.S. Treasury futures contracts.
[3]	U.S. Government or Agency includes holdings of government securities issued by the U.S. Department of Treasury and mortgage securities issued by a U.S. government-backed agency (e.g., Ginnie Mae) or U.S. government-sponsored enterprise (e.g., Freddie Mac or Fannie Mae). Holdings designated at “AAA” or “AA” have been rated by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by these ratings agencies, the highest rating is applied. Moody’s ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Holdings designated as “Not Rated” have not been rated by S&P, Moody’s or Fitch.